Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expense	$ 3,783	$ 393	$ 5,414
Employee Stock Option Plans
Share-based compensation expense	3,761	363	5,386
Non-Employee Stock Option Agreements
Share-based compensation expense	22	30	28
Research & Development Expenses
Share-based compensation expense	485	6	786
Selling & Marketing Expenses
Share-based compensation expense	820	209	1,269
General & Administrative Expenses
Share-based compensation expense	$ 2,478	$ 178	$ 3,359